INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of:

	2021	2020	2019
	(Dollars in Thousands)
Currently payable:
Federal	$286	$667	$680
State	137	231	261

	423	898	941
Deferred	22	(28)	(9)

Total	$445	$870	$932

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2021	2020	2019
	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$(299)	$146	$(26)
Net non-credit gain on securities with OTTI	(3)	(3)	(3)

Net (gain) loss recorded to stockholders’ equity	$(302)	$143	$(29)

Schedule of Deferred Tax Assets and Liabilities

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2021	2020
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$121	$132
Deferred compensation	109	93
Retirement Plan	198	170
Reserve for off-balance sheet commitments	6	11
OTTI other impairment	12	15
OTTI credit impairment	53	51
Net unrealized loss on securities available for sale	—	133
Other	64	90

Total gross deferred tax assets	563	695

Deferred tax liabilities:
Net unrealized gain on securities available for sale	145	—
Deferred origination fees, net	173	147

Total gross deferred tax liabilities	318	147

Net deferred tax assets	$245	$548

Schedule of Reconciliation of Income Taxes

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2021		2020		2019
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$366	21.0%	$706	21.0%	$782	21.0%
State income tax, net of federal tax benefit	108	6.2	183	5.4	206	5.5
Tax exempt income	—	—	—	—	(6)	(0.2)
Bank Owned Life Insurance	(24)	(1.4)	(25)	(0.7)	(26)	(0.7)
Other, net	(5)	(0.2)	6	0.2	(24)	(0.6)

Actual tax expense and effective rate	$445	25.6%	$870	25.9%	$932	25.0%